Shareholder Report			12 Months Ended
		Apr. 01, 2025	Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Blackstone Alternative Investment Funds
Entity Central Index Key			0001557794
Entity Investment Company Type			N-1A
Document Period End Date			Mar. 31, 2026
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000141764
Shareholder Report [Line Items]
Fund Name			Blackstone Alternative Multi-Strategy Fund
Class Name			Class I
Trading Symbol			BXMIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "Period").
Additional Information [Text Block]			You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number			1-855-890-7725
Additional Information Website			www.bxmix.com
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$325Footnote Reference*	3.09%Footnote Reference*

Expenses Paid, Amount	[1]		$ 325
Expense Ratio, Percent	[1]		3.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Institutional Share Class delivered a return of 10.14%Footnote Reference(1)Footnote Reference(2) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 5.97%, the MSCI World Total Return Index returned 19.39% and the Bloomberg Global Aggregate Bond Index returned 4.26% for the Period. During the Period, the Fund used derivatives to gain economic exposure to one or more alternative investment strategies, to enhance returns, and/or for hedging purposes. The use of derivatives impacted the Fund’s performance.

What contributed to performance?

  Japanese and healthcare exposures were the largest contributors to performance, aided by market strength and security selection.

  Discretionary macro strategies had positive results from tactical moves in precious metals, interest rates, and equities.

  Quant equity strategies added value through equity dispersion and long positions (via derivatives) in commodity and precious metals.

What detracted from performance?

  Futures positions in Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

  Mean reversion commodity strategies underperformed due to limited volatility across the commodities sector.

  Thematic macro strategies saw losses from volatility carry positions amid sharp volatility spikes in April 2025.

Performance Past Does Not Indicate Future [Text]			The following line graph represents the historical performance of a hypothetical $100,000 initial investment made on March 31, 2016, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.
Line Graph [Table Text Block]
Table Summary
	Class I	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-16	$100,000	$100,000	$100,000	$100,000
Apr-16	$101,324	$100,408	$101,646	$101,330
May-16	$102,240	$100,869	$102,310	$99,971
Jun-16	$101,731	$101,068	$101,213	$102,890
Jul-16	$102,851	$102,537	$105,516	$103,666
Aug-16	$102,851	$102,700	$105,657	$103,162
Sep-16	$103,768	$103,269	$106,266	$103,730
Oct-16	$103,768	$102,679	$104,237	$100,851
Nov-16	$103,564	$103,574	$105,793	$96,844
Dec-16	$104,445	$104,461	$108,362	$96,399
Jan-17	$106,184	$104,985	$111,003	$97,486
Feb-17	$107,002	$106,164	$114,137	$97,947
Mar-17	$108,025	$106,194	$115,435	$98,097
Apr-17	$109,662	$106,645	$117,201	$99,203
May-17	$110,890	$106,905	$119,794	$100,738
Jun-17	$109,764	$107,133	$120,300	$100,650
Jul-17	$110,787	$108,127	$123,217	$102,342
Aug-17	$111,810	$108,444	$123,452	$103,356
Sep-17	$111,708	$109,090	$126,272	$102,425
Oct-17	$112,731	$109,843	$128,690	$102,037
Nov-17	$112,015	$109,916	$131,544	$103,170
Dec-17	$111,957	$110,723	$133,364	$103,528
Jan-18	$112,271	$113,430	$140,436	$104,762
Feb-18	$110,810	$110,684	$134,677	$103,832
Mar-18	$111,227	$109,597	$131,829	$104,937
Apr-18	$112,271	$109,699	$133,425	$103,256
May-18	$110,601	$109,988	$134,388	$102,473
Jun-18	$110,497	$109,784	$134,373	$102,017
Jul-18	$111,540	$109,621	$138,603	$101,847
Aug-18	$111,853	$110,116	$140,383	$101,954
Sep-18	$113,210	$109,359	$141,224	$101,075
Oct-18	$111,436	$105,962	$130,887	$99,946
Nov-18	$111,540	$105,308	$132,443	$100,259
Dec-18	$110,253	$103,281	$122,422	$102,286
Jan-19	$113,230	$105,476	$131,989	$103,843
Feb-19	$114,506	$106,143	$136,024	$103,245
Mar-19	$114,399	$105,963	$137,903	$104,538
Apr-19	$115,356	$106,664	$142,872	$104,228
May-19	$114,187	$105,935	$134,757	$105,640
Jun-19	$115,888	$107,641	$143,694	$107,982
Jul-19	$116,845	$108,471	$144,446	$107,682
Aug-19	$115,356	$108,887	$141,560	$109,871
Sep-19	$115,250	$109,373	$144,640	$108,754
Oct-19	$115,462	$109,708	$148,361	$109,478
Nov-19	$116,100	$110,836	$152,564	$108,648
Dec-19	$117,718	$112,184	$157,193	$109,282
Jan-20	$118,269	$112,644	$156,280	$110,677
Feb-20	$117,167	$111,025	$143,138	$111,421
Mar-20	$100,303	$104,495	$124,288	$108,924
Apr-20	$101,956	$107,504	$137,934	$111,063
May-20	$104,932	$109,052	$144,693	$111,552
Jun-20	$108,128	$110,960	$148,585	$112,544
Jul-20	$109,561	$112,447	$155,747	$116,135
Aug-20	$110,774	$114,179	$166,213	$115,960
Sep-20	$110,553	$113,985	$160,545	$115,543
Oct-20	$109,782	$113,734	$155,665	$115,658
Nov-20	$112,978	$116,941	$175,637	$117,763
Dec-20	$116,423	$119,806	$183,136	$119,341
Jan-21	$116,992	$119,615	$181,360	$118,291
Feb-21	$118,470	$121,433	$186,075	$116,257
Mar-21	$118,697	$121,360	$192,365	$114,025
Apr-21	$121,880	$123,338	$201,406	$115,461
May-21	$122,335	$123,807	$204,427	$116,547
Jun-21	$123,358	$124,277	$207,534	$115,521
Jul-21	$122,904	$123,730	$211,311	$117,057
Aug-21	$123,358	$124,572	$216,636	$116,566
Sep-21	$123,245	$124,098	$207,733	$114,491
Oct-21	$123,131	$125,215	$219,553	$114,216
Nov-21	$121,880	$123,600	$214,810	$113,885
Dec-21	$122,563	$124,181	$224,047	$113,725
Jan-22	$120,250	$122,356	$212,240	$111,394
Feb-22	$119,672	$121,915	$206,934	$110,068
Mar-22	$121,175	$122,500	$212,749	$106,711
Apr-22	$119,441	$121,398	$195,160	$100,864
May-22	$118,747	$120,062	$195,458	$101,136
Jun-22	$116,088	$117,901	$178,597	$97,889
Jul-22	$115,278	$118,538	$192,828	$99,975
Aug-22	$115,625	$119,664	$184,842	$96,026
Sep-22	$114,353	$118,515	$167,735	$91,090
Oct-22	$115,047	$118,610	$179,826	$90,461
Nov-22	$115,972	$118,788	$192,418	$94,722
Dec-22	$116,897	$118,717	$184,320	$95,234
Jan-23	$118,054	$120,699	$197,411	$98,357
Feb-23	$118,632	$120,132	$192,742	$95,092
Mar-23	$117,822	$118,702	$198,838	$98,097
Apr-23	$117,707	$119,108	$202,425	$98,532
May-23	$117,129	$118,554	$200,559	$96,606
Jun-23	$119,210	$119,456	$212,765	$96,599
Jul-23	$121,754	$120,079	$219,966	$97,268
Aug-23	$121,869	$120,473	$214,802	$95,937
Sep-23	$121,985	$120,351	$205,611	$93,135
Oct-23	$121,522	$119,365	$199,694	$92,021
Nov-23	$123,950	$120,718	$218,518	$96,662
Dec-23	$126,158	$122,391	$229,322	$100,679
Jan-24	$126,996	$122,785	$232,127	$99,290
Feb-24	$128,432	$123,911	$242,059	$98,042
Mar-24	$130,467	$125,466	$249,974	$98,582
Apr-24	$130,228	$124,790	$240,802	$96,097
May-24	$131,424	$125,537	$251,716	$97,356
Jun-24	$132,143	$125,930	$256,921	$97,493
Jul-24	$131,664	$126,861	$261,507	$100,183
Aug-24	$132,382	$127,395	$268,508	$102,558
Sep-24	$132,861	$128,606	$273,526	$104,301
Oct-24	$133,579	$127,755	$268,162	$100,807
Nov-24	$134,896	$128,822	$280,562	$101,150
Dec-24	$135,583	$128,836	$273,339	$98,975
Jan-25	$137,229	$130,125	$283,046	$99,539
Feb-25	$136,849	$130,494	$281,091	$100,963
Mar-25	$136,090	$129,516	$268,733	$101,589
Apr-25	$136,723	$128,963	$271,247	$104,574
May-25	$137,609	$130,475	$287,488	$104,203
Jun-25	$139,381	$131,910	$299,990	$106,177
Jul-25	$140,014	$132,668	$303,913	$104,596
Aug-25	$142,546	$134,152	$311,930	$106,116
Sep-25	$144,698	$136,115	$322,074	$106,809
Oct-25	$148,116	$137,045	$328,588	$106,538
Nov-25	$147,863	$137,232	$329,615	$106,786
Dec-25	$149,757	$138,032	$332,378	$107,064
Jan-26	$150,166	$140,788	$339,886	$108,067
Feb-26	$151,259	$141,409	$342,465	$109,275
Mar-26	$149,893	$137,244	$320,829	$105,916

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	10.14%Footnote Reference(2)	4.78%	4.13%
HFRX Global Hedge Fund Index	5.97%	2.49%	3.22%
MSCI World Total Return Index	19.39%	10.77%	12.36%
Bloomberg Global Aggregate Bond Index	4.26%	(1.46%)	0.58%

Material Change Date		Apr. 01, 2025
AssetsNet			$ 3,602,013,554
Holdings Count | Holding			10,411
Advisory Fees Paid, Amount			$ 71,063,193
InvestmentCompanyPortfolioTurnover			547.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2026)

Table Summary
Total Net Assets	$3,602,013,554
Total Number of Portfolio Holdings	10,411
Portfolio Turnover RateFootnote Reference**	547%
Total Advisory Fees Paid	$71,063,193

Holdings [Text Block]
Table Summary
Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(3)	52.1%
Common Stock	33.3%
Investments in Investee Funds	8.5%
Asset-Backed Securities	5.3%
Corporate Bonds & Notes	4.6%
Bank Debt	4.2%
Sovereign Debt	2.7%
Undertakings For Collective Investment in Transferable Security	2.3%
Closed-End Fund	1.1%
Purchased Options	0.7%
U.S. Treasury Obligations	0.3%
Exchange-Traded Funds	0.2%
Convertible Bonds	0.1%
Preferred Stock	0.1%
WarrantsFootnote Reference(4)	0.0%
RightsFootnote Reference(4)	0.0%
Securities Sold Short	-38.6%
Repurchase Agreements	1.3%
Other Assets and LiabilitiesFootnote Reference(5)	21.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Callodine Capital Management, LP | Equity Hedge Strategies | Effective 6/2/25

Capital Fund Management, S.A. | Multi-Strategy Strategies | Effective 3/9//26

Sub-Adviser Removals

Engelhart CTP Commodity Trading US, LLC | Macro Strategies | Effective 3/27/26

Fir Tree Capital Management LP | Relative Value Strategies | Effective 5/30/25

Melqart Asset Management (UK) Limited | Macro Strategies | Effective 8/27/25

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Material Fund Change Adviser [Text Block]

Sub-Adviser Additions

Callodine Capital Management, LP | Equity Hedge Strategies | Effective 6/2/25

Capital Fund Management, S.A. | Multi-Strategy Strategies | Effective 3/9//26

Sub-Adviser Removals

Engelhart CTP Commodity Trading US, LLC | Macro Strategies | Effective 3/27/26

Fir Tree Capital Management LP | Relative Value Strategies | Effective 5/30/25

Melqart Asset Management (UK) Limited | Macro Strategies | Effective 8/27/25

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.
C000145025
Shareholder Report [Line Items]
Fund Name			Blackstone Alternative Multi-Strategy Fund
Class Name			Class D
Trading Symbol			BXMDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "Period").
Additional Information [Text Block]			You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number			1-855-890-7725
Additional Information Website			www.bxmix.com
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$351Footnote Reference*	3.34%Footnote Reference*

Expenses Paid, Amount	[2]		$ 351
Expense Ratio, Percent	[2]		3.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Class D delivered a return of 9.89%Footnote Reference(1)Footnote Reference(2) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 5.97%, the MSCI World Total Return Index returned 19.39% and the Bloomberg Global Aggregate Bond Index returned 4.26% for the Period. During the Period, the Fund used derivatives to gain economic exposure to one or more alternative investment strategies, to enhance returns, and/or for hedging purposes. The use of derivatives impacted the Fund’s performance.

What contributed to performance?

  Japanese and healthcare exposures were the largest contributors to performance, aided by market strength and security selection.

  Discretionary macro strategies had positive results from tactical moves in precious metals, interest rates, and equities.

  Quant equity strategies added value through equity dispersion and long positions (via derivatives) in commodity and precious metals.

What detracted from performance?

  Futures positions in Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

  Mean reversion commodity strategies underperformed due to limited volatility across the commodities sector.

  Thematic macro strategies saw losses from volatility carry positions amid sharp volatility spikes in April 2025.

Performance Past Does Not Indicate Future [Text]			The following line graph represents the historical performance of a hypothetical $10,000 initial investment made on March 31, 2016, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.
Line Graph [Table Text Block]
Table Summary
	Class D	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-16	$10,000	$10,000	$10,000	$10,000
Apr-16	$10,122	$10,041	$10,165	$10,133
May-16	$10,214	$10,087	$10,231	$9,997
Jun-16	$10,153	$10,107	$10,121	$10,289
Jul-16	$10,265	$10,254	$10,552	$10,367
Aug-16	$10,275	$10,270	$10,566	$10,316
Sep-16	$10,357	$10,327	$10,627	$10,373
Oct-16	$10,357	$10,268	$10,424	$10,085
Nov-16	$10,336	$10,357	$10,579	$9,684
Dec-16	$10,422	$10,446	$10,836	$9,640
Jan-17	$10,596	$10,499	$11,100	$9,749
Feb-17	$10,678	$10,616	$11,414	$9,795
Mar-17	$10,770	$10,619	$11,543	$9,810
Apr-17	$10,933	$10,664	$11,720	$9,920
May-17	$11,046	$10,691	$11,979	$10,074
Jun-17	$10,933	$10,713	$12,030	$10,065
Jul-17	$11,036	$10,813	$12,322	$10,234
Aug-17	$11,128	$10,844	$12,345	$10,336
Sep-17	$11,107	$10,909	$12,627	$10,242
Oct-17	$11,209	$10,984	$12,869	$10,204
Nov-17	$11,138	$10,992	$13,154	$10,317
Dec-17	$11,133	$11,072	$13,336	$10,353
Jan-18	$11,164	$11,343	$14,044	$10,476
Feb-18	$11,008	$11,068	$13,468	$10,383
Mar-18	$11,050	$10,960	$13,183	$10,494
Apr-18	$11,154	$10,970	$13,343	$10,326
May-18	$10,977	$10,999	$13,439	$10,247
Jun-18	$10,967	$10,978	$13,437	$10,202
Jul-18	$11,060	$10,962	$13,860	$10,185
Aug-18	$11,092	$11,012	$14,038	$10,195
Sep-18	$11,227	$10,936	$14,122	$10,108
Oct-18	$11,050	$10,596	$13,089	$9,995
Nov-18	$11,050	$10,531	$13,244	$10,026
Dec-18	$10,925	$10,328	$12,242	$10,229
Jan-19	$11,221	$10,548	$13,199	$10,384
Feb-19	$11,337	$10,614	$13,602	$10,325
Mar-19	$11,326	$10,596	$13,790	$10,454
Apr-19	$11,390	$10,666	$14,287	$10,423
May-19	$11,274	$10,593	$13,476	$10,564
Jun-19	$11,432	$10,764	$14,369	$10,798
Jul-19	$11,527	$10,847	$14,445	$10,768
Aug-19	$11,400	$10,889	$14,156	$10,987
Sep-19	$11,390	$10,937	$14,464	$10,875
Oct-19	$11,400	$10,971	$14,836	$10,948
Nov-19	$11,464	$11,084	$15,256	$10,865
Dec-19	$11,614	$11,218	$15,719	$10,928
Jan-20	$11,669	$11,264	$15,628	$11,068
Feb-20	$11,560	$11,103	$14,314	$11,142
Mar-20	$9,899	$10,449	$12,429	$10,892
Apr-20	$10,062	$10,750	$13,793	$11,106
May-20	$10,355	$10,905	$14,469	$11,155
Jun-20	$10,670	$11,096	$14,859	$11,254
Jul-20	$10,800	$11,245	$15,575	$11,613
Aug-20	$10,920	$11,418	$16,621	$11,596
Sep-20	$10,887	$11,398	$16,055	$11,554
Oct-20	$10,811	$11,373	$15,566	$11,566
Nov-20	$11,137	$11,694	$17,564	$11,776
Dec-20	$11,465	$11,981	$18,314	$11,934
Jan-21	$11,509	$11,961	$18,136	$11,829
Feb-21	$11,665	$12,143	$18,608	$11,626
Mar-21	$11,688	$12,136	$19,236	$11,402
Apr-21	$11,989	$12,334	$20,141	$11,546
May-21	$12,033	$12,381	$20,443	$11,655
Jun-21	$12,134	$12,428	$20,753	$11,552
Jul-21	$12,089	$12,373	$21,131	$11,706
Aug-21	$12,123	$12,457	$21,664	$11,657
Sep-21	$12,111	$12,410	$20,773	$11,449
Oct-21	$12,089	$12,522	$21,955	$11,422
Nov-21	$11,966	$12,360	$21,481	$11,388
Dec-21	$12,033	$12,418	$22,405	$11,373
Jan-22	$11,807	$12,236	$21,224	$11,139
Feb-22	$11,750	$12,192	$20,693	$11,007
Mar-22	$11,886	$12,250	$21,275	$10,671
Apr-22	$11,704	$12,140	$19,516	$10,086
May-22	$11,648	$12,006	$19,546	$10,114
Jun-22	$11,376	$11,790	$17,860	$9,789
Jul-22	$11,296	$11,854	$19,283	$9,997
Aug-22	$11,330	$11,966	$18,484	$9,603
Sep-22	$11,205	$11,852	$16,773	$9,109
Oct-22	$11,273	$11,861	$17,983	$9,046
Nov-22	$11,353	$11,879	$19,242	$9,472
Dec-22	$11,432	$11,872	$18,432	$9,523
Jan-23	$11,546	$12,070	$19,741	$9,836
Feb-23	$11,602	$12,013	$19,274	$9,509
Mar-23	$11,523	$11,870	$19,884	$9,810
Apr-23	$11,512	$11,911	$20,243	$9,853
May-23	$11,455	$11,855	$20,056	$9,661
Jun-23	$11,648	$11,946	$21,276	$9,660
Jul-23	$11,897	$12,008	$21,997	$9,727
Aug-23	$11,909	$12,047	$21,480	$9,594
Sep-23	$11,920	$12,035	$20,561	$9,313
Oct-23	$11,875	$11,937	$19,969	$9,202
Nov-23	$12,101	$12,072	$21,852	$9,666
Dec-23	$12,315	$12,239	$22,932	$10,068
Jan-24	$12,386	$12,279	$23,213	$9,929
Feb-24	$12,538	$12,391	$24,206	$9,804
Mar-24	$12,726	$12,547	$24,997	$9,858
Apr-24	$12,702	$12,479	$24,080	$9,610
May-24	$12,820	$12,554	$25,172	$9,736
Jun-24	$12,890	$12,593	$25,692	$9,749
Jul-24	$12,832	$12,686	$26,151	$10,018
Aug-24	$12,902	$12,740	$26,851	$10,256
Sep-24	$12,949	$12,861	$27,353	$10,430
Oct-24	$13,019	$12,776	$26,816	$10,081
Nov-24	$13,136	$12,882	$28,056	$10,115
Dec-24	$13,205	$12,884	$27,334	$9,898
Jan-25	$13,366	$13,013	$28,305	$9,954
Feb-25	$13,329	$13,049	$28,109	$10,096
Mar-25	$13,243	$12,952	$26,873	$10,159
Apr-25	$13,304	$12,896	$27,125	$10,457
May-25	$13,379	$13,047	$28,749	$10,420
Jun-25	$13,552	$13,191	$29,999	$10,618
Jul-25	$13,614	$13,267	$30,391	$10,460
Aug-25	$13,862	$13,415	$31,193	$10,612
Sep-25	$14,060	$13,612	$32,207	$10,681
Oct-25	$14,395	$13,704	$32,859	$10,654
Nov-25	$14,370	$13,723	$32,962	$10,679
Dec-25	$14,552	$13,803	$33,238	$10,706
Jan-26	$14,592	$14,079	$33,989	$10,807
Feb-26	$14,686	$14,141	$34,247	$10,928
Mar-26	$14,552	$13,724	$32,083	$10,592

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class D	9.89%Footnote Reference(2)	4.48%	3.82%
HFRX Global Hedge Fund Index	5.97%	2.49%	3.22%
MSCI World Total Return Index	19.39%	10.77%	12.36%
Bloomberg Global Aggregate Bond Index	4.26%	(1.46%)	0.58%

Material Change Date		Apr. 01, 2025
AssetsNet			$ 3,602,013,554
Holdings Count | Holding			10,411
Advisory Fees Paid, Amount			$ 71,063,193
InvestmentCompanyPortfolioTurnover			547.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2026)

Table Summary
Total Net Assets	$3,602,013,554
Total Number of Portfolio Holdings	10,411
Portfolio Turnover RateFootnote Reference**	547%
Total Advisory Fees Paid	$71,063,193

Holdings [Text Block]
Table Summary
Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(3)	52.1%
Common Stock	33.3%
Investments in Investee Funds	8.5%
Asset-Backed Securities	5.3%
Corporate Bonds & Notes	4.6%
Bank Debt	4.2%
Sovereign Debt	2.7%
Undertakings For Collective Investment in Transferable Security	2.3%
Closed-End Fund	1.1%
Purchased Options	0.7%
U.S. Treasury Obligations	0.3%
Exchange-Traded Funds	0.2%
Convertible Bonds	0.1%
Preferred Stock	0.1%
WarrantsFootnote Reference(4)	0.0%
RightsFootnote Reference(4)	0.0%
Securities Sold Short	-38.6%
Repurchase Agreements	1.3%
Other Assets and LiabilitiesFootnote Reference(5)	21.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Callodine Capital Management, LP | Equity Hedge Strategies | Effective 6/2/25

Capital Fund Management, S.A. | Multi-Strategy Strategies | Effective 3/9//26

Sub-Adviser Removals

Engelhart CTP Commodity Trading US, LLC | Macro Strategies | Effective 3/27/26

Fir Tree Capital Management LP | Relative Value Strategies | Effective 5/30/25

Melqart Asset Management (UK) Limited | Macro Strategies | Effective 8/27/25

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Material Fund Change Adviser [Text Block]

Sub-Adviser Additions

Callodine Capital Management, LP | Equity Hedge Strategies | Effective 6/2/25

Capital Fund Management, S.A. | Multi-Strategy Strategies | Effective 3/9//26

Sub-Adviser Removals

Engelhart CTP Commodity Trading US, LLC | Macro Strategies | Effective 3/27/26

Fir Tree Capital Management LP | Relative Value Strategies | Effective 5/30/25

Melqart Asset Management (UK) Limited | Macro Strategies | Effective 8/27/25

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.
C000145027
Shareholder Report [Line Items]
Fund Name			Blackstone Alternative Multi-Strategy Fund
Class Name			Class Y
Trading Symbol			BXMYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "Period").
Additional Information [Text Block]			You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number			1-855-890-7725
Additional Information Website			www.bxmix.com
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$316Footnote Reference*	3.01%Footnote Reference*

Expenses Paid, Amount	[3]		$ 316
Expense Ratio, Percent	[3]		3.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Class Y delivered a return of 10.26%Footnote Reference(1)Footnote Reference(2) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 5.97%, the MSCI World Total Return Index returned 19.39% and the Bloomberg Global Aggregate Bond Index returned 4.26% for the Period. During the Period, the Fund used derivatives to gain economic exposure to one or more alternative investment strategies, to enhance returns, and/or for hedging purposes. The use of derivatives impacted the Fund’s performance.

What contributed to performance?

  Japanese and healthcare exposures were the largest contributors to performance, aided by market strength and security selection.

  Discretionary macro strategies had positive results from tactical moves in precious metals, interest rates, and equities.

  Quant equity strategies added value through equity dispersion and long positions (via derivatives) in commodity and precious metals.

What detracted from performance?

  Futures positions in Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

  Mean reversion commodity strategies underperformed due to limited volatility across the commodities sector.

  Thematic macro strategies saw losses from volatility carry positions amid sharp volatility spikes in April 2025.

Performance Past Does Not Indicate Future [Text]			The following line graph represents the historical performance of a hypothetical $10,000 initial investment made on March 31, 2016, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.
Line Graph [Table Text Block]
Table Summary
	Class Y	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-16	$10,000	$10,000	$10,000	$10,000
Apr-16	$10,133	$10,041	$10,165	$10,133
May-16	$10,226	$10,087	$10,231	$9,997
Jun-16	$10,164	$10,107	$10,121	$10,289
Jul-16	$10,277	$10,254	$10,552	$10,367
Aug-16	$10,287	$10,270	$10,566	$10,316
Sep-16	$10,379	$10,327	$10,627	$10,373
Oct-16	$10,379	$10,268	$10,424	$10,085
Nov-16	$10,359	$10,357	$10,579	$9,684
Dec-16	$10,459	$10,446	$10,836	$9,640
Jan-17	$10,624	$10,499	$11,100	$9,749
Feb-17	$10,717	$10,616	$11,414	$9,795
Mar-17	$10,810	$10,619	$11,543	$9,810
Apr-17	$10,985	$10,664	$11,720	$9,920
May-17	$11,098	$10,691	$11,979	$10,074
Jun-17	$10,995	$10,713	$12,030	$10,065
Jul-17	$11,088	$10,813	$12,322	$10,234
Aug-17	$11,191	$10,844	$12,345	$10,336
Sep-17	$11,181	$10,909	$12,627	$10,242
Oct-17	$11,284	$10,984	$12,869	$10,204
Nov-17	$11,212	$10,992	$13,154	$10,317
Dec-17	$11,216	$11,072	$13,336	$10,353
Jan-18	$11,247	$11,343	$14,044	$10,476
Feb-18	$11,100	$11,068	$13,468	$10,383
Mar-18	$11,153	$10,960	$13,183	$10,494
Apr-18	$11,258	$10,970	$13,343	$10,326
May-18	$11,079	$10,999	$13,439	$10,247
Jun-18	$11,079	$10,978	$13,437	$10,202
Jul-18	$11,174	$10,962	$13,860	$10,185
Aug-18	$11,216	$11,012	$14,038	$10,195
Sep-18	$11,353	$10,936	$14,122	$10,108
Oct-18	$11,174	$10,596	$13,089	$9,995
Nov-18	$11,174	$10,531	$13,244	$10,026
Dec-18	$11,051	$10,328	$12,242	$10,229
Jan-19	$11,352	$10,548	$13,199	$10,384
Feb-19	$11,481	$10,614	$13,602	$10,325
Mar-19	$11,470	$10,596	$13,790	$10,454
Apr-19	$11,567	$10,666	$14,287	$10,423
May-19	$11,460	$10,593	$13,476	$10,564
Jun-19	$11,621	$10,764	$14,369	$10,798
Jul-19	$11,717	$10,847	$14,445	$10,768
Aug-19	$11,567	$10,889	$14,156	$10,987
Sep-19	$11,567	$10,937	$14,464	$10,875
Oct-19	$11,578	$10,971	$14,836	$10,948
Nov-19	$11,642	$11,084	$15,256	$10,865
Dec-19	$11,803	$11,218	$15,719	$10,928
Jan-20	$11,859	$11,264	$15,628	$11,068
Feb-20	$11,759	$11,103	$14,314	$11,142
Mar-20	$10,065	$10,449	$12,429	$10,892
Apr-20	$10,232	$10,750	$13,793	$11,106
May-20	$10,533	$10,905	$14,469	$11,155
Jun-20	$10,856	$11,096	$14,859	$11,254
Jul-20	$11,001	$11,245	$15,575	$11,613
Aug-20	$11,124	$11,418	$16,621	$11,596
Sep-20	$11,101	$11,398	$16,055	$11,554
Oct-20	$11,023	$11,373	$15,566	$11,566
Nov-20	$11,347	$11,694	$17,564	$11,776
Dec-20	$11,684	$11,981	$18,314	$11,934
Jan-21	$11,741	$11,961	$18,136	$11,829
Feb-21	$11,903	$12,143	$18,608	$11,626
Mar-21	$11,926	$12,136	$19,236	$11,402
Apr-21	$12,248	$12,334	$20,141	$11,546
May-21	$12,283	$12,381	$20,443	$11,655
Jun-21	$12,398	$12,428	$20,753	$11,552
Jul-21	$12,352	$12,373	$21,131	$11,706
Aug-21	$12,386	$12,457	$21,664	$11,657
Sep-21	$12,386	$12,410	$20,773	$11,449
Oct-21	$12,375	$12,522	$21,955	$11,422
Nov-21	$12,248	$12,360	$21,481	$11,388
Dec-21	$12,317	$12,418	$22,405	$11,373
Jan-22	$12,095	$12,236	$21,224	$11,139
Feb-22	$12,024	$12,192	$20,693	$11,007
Mar-22	$12,177	$12,250	$21,275	$10,671
Apr-22	$12,001	$12,140	$19,516	$10,086
May-22	$11,942	$12,006	$19,546	$10,114
Jun-22	$11,673	$11,790	$17,860	$9,789
Jul-22	$11,591	$11,854	$19,283	$9,997
Aug-22	$11,626	$11,966	$18,484	$9,603
Sep-22	$11,509	$11,852	$16,773	$9,109
Oct-22	$11,579	$11,861	$17,983	$9,046
Nov-22	$11,661	$11,879	$19,242	$9,472
Dec-22	$11,755	$11,872	$18,432	$9,523
Jan-23	$11,872	$12,070	$19,741	$9,836
Feb-23	$11,931	$12,013	$19,274	$9,509
Mar-23	$11,849	$11,870	$19,884	$9,810
Apr-23	$11,837	$11,911	$20,243	$9,853
May-23	$11,790	$11,855	$20,056	$9,661
Jun-23	$12,001	$11,946	$21,276	$9,660
Jul-23	$12,247	$12,008	$21,997	$9,727
Aug-23	$12,259	$12,047	$21,480	$9,594
Sep-23	$12,282	$12,035	$20,561	$9,313
Oct-23	$12,235	$11,937	$19,969	$9,202
Nov-23	$12,481	$12,072	$21,852	$9,666
Dec-23	$12,698	$12,239	$22,932	$10,068
Jan-24	$12,783	$12,279	$23,213	$9,929
Feb-24	$12,940	$12,391	$24,206	$9,804
Mar-24	$13,134	$12,547	$24,997	$9,858
Apr-24	$13,110	$12,479	$24,080	$9,610
May-24	$13,231	$12,554	$25,172	$9,736
Jun-24	$13,316	$12,593	$25,692	$9,749
Jul-24	$13,268	$12,686	$26,151	$10,018
Aug-24	$13,341	$12,740	$26,851	$10,256
Sep-24	$13,389	$12,861	$27,353	$10,430
Oct-24	$13,462	$12,776	$26,816	$10,081
Nov-24	$13,583	$12,882	$28,056	$10,115
Dec-24	$13,667	$12,884	$27,334	$9,898
Jan-25	$13,821	$13,013	$28,305	$9,954
Feb-25	$13,796	$13,049	$28,109	$10,096
Mar-25	$13,706	$12,952	$26,873	$10,159
Apr-25	$13,770	$12,896	$27,125	$10,457
May-25	$13,860	$13,047	$28,749	$10,420
Jun-25	$14,039	$13,191	$29,999	$10,618
Jul-25	$14,104	$13,267	$30,391	$10,460
Aug-25	$14,360	$13,415	$31,193	$10,612
Sep-25	$14,578	$13,612	$32,207	$10,681
Oct-25	$14,925	$13,704	$32,859	$10,654
Nov-25	$14,899	$13,723	$32,962	$10,679
Dec-25	$15,098	$13,803	$33,238	$10,706
Jan-26	$15,139	$14,079	$33,989	$10,807
Feb-26	$15,250	$14,141	$34,247	$10,928
Mar-26	$15,112	$13,724	$32,083	$10,592

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class Y	10.26%Footnote Reference(2)	4.85%	4.22%
HFRX Global Hedge Fund Index	5.97%	2.49%	3.22%
MSCI World Total Return Index	19.39%	10.77%	12.36%
Bloomberg Global Aggregate Bond Index	4.26%	(1.46%)	0.58%

Material Change Date		Apr. 01, 2025
AssetsNet			$ 3,602,013,554
Holdings Count | Holding			10,411
Advisory Fees Paid, Amount			$ 71,063,193
InvestmentCompanyPortfolioTurnover			547.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2026)

Table Summary
Total Net Assets	$3,602,013,554
Total Number of Portfolio Holdings	10,411
Portfolio Turnover RateFootnote Reference**	547%
Total Advisory Fees Paid	$71,063,193

Holdings [Text Block]
Table Summary
Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(3)	52.1%
Common Stock	33.3%
Investments in Investee Funds	8.5%
Asset-Backed Securities	5.3%
Corporate Bonds & Notes	4.6%
Bank Debt	4.2%
Sovereign Debt	2.7%
Undertakings For Collective Investment in Transferable Security	2.3%
Closed-End Fund	1.1%
Purchased Options	0.7%
U.S. Treasury Obligations	0.3%
Exchange-Traded Funds	0.2%
Convertible Bonds	0.1%
Preferred Stock	0.1%
WarrantsFootnote Reference(4)	0.0%
RightsFootnote Reference(4)	0.0%
Securities Sold Short	-38.6%
Repurchase Agreements	1.3%
Other Assets and LiabilitiesFootnote Reference(5)	21.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Callodine Capital Management, LP | Equity Hedge Strategies | Effective 6/2/25

Capital Fund Management, S.A. | Multi-Strategy Strategies | Effective 3/9//26

Sub-Adviser Removals

Engelhart CTP Commodity Trading US, LLC | Macro Strategies | Effective 3/27/26

Fir Tree Capital Management LP | Relative Value Strategies | Effective 5/30/25

Melqart Asset Management (UK) Limited | Macro Strategies | Effective 8/27/25

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Material Fund Change Adviser [Text Block]

Sub-Adviser Additions

Callodine Capital Management, LP | Equity Hedge Strategies | Effective 6/2/25

Capital Fund Management, S.A. | Multi-Strategy Strategies | Effective 3/9//26

Sub-Adviser Removals

Engelhart CTP Commodity Trading US, LLC | Macro Strategies | Effective 3/27/26

Fir Tree Capital Management LP | Relative Value Strategies | Effective 5/30/25

Melqart Asset Management (UK) Limited | Macro Strategies | Effective 8/27/25

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

[1]	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
[2]	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
[3]	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.